1933 Act File No. 002-78808

1940 Act File No. 811-03541

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 95

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 97

ASSET MANAGEMENT FUND

(Exact Name of Registrant as Specified in Charter)

690 Taylor Rd, Suite 210

Gahanna, OH 43230

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (614) 416-9059

(Name and Address of Agent for Service)	Copy to:
David Bunstine, President Asset Management Fund 690 Taylor Road, Suite 210 Gahanna, Ohio 43230	John S. Marten, Esq. Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601-1003

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b); or

[ ]	on (date) pursuant to paragraph (b); or

[ ]	60 days after filing pursuant to paragraph (a)(1); or

[ ]	on (date) pursuant to paragraph (a)(1); or

[ ]	75 days after filing pursuant to paragraph (a)(2); or

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, Asset Management Fund, certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be executed on its behalf by the undersigned, thereunto duly authorized, in the City of Gahanna, State of Ohio, on the 7th day of November, 2018.

Asset Management Fund

By:	/s/ David Bunstine
David Bunstine, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below on November 7, 2018 by the following persons in the capacities indicated.

SIGNATURE	TITLE	DATE

David F. Holland*	Trustee and Chairman of the Board	November 7, 2018
David F. Holland

Carla S. Carstens*	Trustee	November 7, 2018
Carla S. Carstens

David J. Gruber*	Trustee	November 7, 2018
David J. Gruber

James A. Simpson*	Trustee	November 7, 2018
James A. Simpson

/s/ Trent M. Statczar	Treasurer (principal financial and accounting officer)	November 7, 2018
Trent M. Statczar

/s/ David Bunstine	President (principal executive officer)	November 7, 2018
David Bunstine

/s/ David Bunstine
David Bunstine
Attorney-In-Fact
November 7, 2018

*	Pursuant to Power of Attorney previously filed and incorporated herein by reference.

Exhibit Index

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase